Debt - Summary of Financing of Transportation and Store Equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Jul. 11, 2024	Jul. 10, 2024	Dec. 31, 2023
Schedule of debt [line items]
Total	$ 227,748			$ 239,744
Short-term	(121,055)			(112,142)
Long-term	$ 106,693			127,602
Santander Credit Line
Schedule of debt [line items]
Effective rate	2.00%	2.00%	3.15%
Remaining contract period	1
Banco Mercantil del Norte
Schedule of debt [line items]
Remaining contract period	1
Total				149
Banco Mercantil del Norte | Bottom of range
Schedule of debt [line items]
Effective rate	2.08%
Banco Mercantil del Norte | Top of range
Schedule of debt [line items]
Effective rate	14.99%
Daimler Chrysler Financial Services
Schedule of debt [line items]
Remaining contract period	1
Total	$ 120,539			111,551
Daimler Chrysler Financial Services | Bottom of range
Schedule of debt [line items]
Effective rate	12.30%
Daimler Chrysler Financial Services | Top of range
Schedule of debt [line items]
Effective rate	12.90%
Daimler Chrysler Financial Services
Schedule of debt [line items]
Total	$ 106,271			127,602
Daimler Chrysler Financial Services | Bottom of range
Schedule of debt [line items]
Effective rate	12.30%
Remaining contract period	2
Daimler Chrysler Financial Services | Top of range
Schedule of debt [line items]
Effective rate	12.90%
Remaining contract period	4
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R.
Schedule of debt [line items]
Effective rate	9.43%
Remaining contract period	1
Total				13
Toyota Financial Services
Schedule of debt [line items]
Effective rate	13.99%
Remaining contract period	1
Total				70
Arrendadora Afirme
Schedule of debt [line items]
Effective rate	12.98%
Remaining contract period	1
Total				236
Grupo Financiero Santander
Schedule of debt [line items]
Effective rate	12.99%
Remaining contract period	1
Total				$ 123
ALD Market Innovation
Schedule of debt [line items]
Remaining contract period	1
Total	$ 516
ALD Market Innovation | Transportation equipment
Schedule of debt [line items]
Effective rate	10.00%
ALD Market Innovation
Schedule of debt [line items]
Remaining contract period	2
Total	$ 422
ALD Market Innovation | Transportation equipment
Schedule of debt [line items]
Effective rate	10.00%